CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Main non-cash operating transactions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Main non-cash operating transactions:
PP&E and intangible assets acquisition financed with accounts payable	$ 20,609	$ 29,663	$ 31,580
Dividends payment with investments not considered as cash and cash equivalents	40,020	38,809
Accounts payable payment with CDB loan proceeds	8,138	376
Trade receivables offset with government bonds	2,355	706
Social security payables offset with government bonds	1,316
Other receivables offset with income tax liabilities	$ 73	$ 39